Filed pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated January 14, 2009

to

Prospectus dated September 18, 2008

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation dated September 18, 2008, as supplemented by Supplement No. 1 dated October 15, 2008.

You should carefully consider the “Risk Factors” beginning on page 24 of the Prospectus before you decide to invest.

Status of Our Initial Public Offering

From December 15, 2008, the date in which we began accepting subscriptions from the public, to December 31, 2008, we received and accepted subscriptions in our offering for 297,309 shares of our common stock at an average price per share of $9.25, for corresponding gross proceeds of $2,750,286. Excluding shares purchased by our directors, officers and other affiliates of us, we have received and accepted subscriptions for 287,362 shares of our common stock for corresponding gross proceeds of $2,660,766, thereby exceeding the Minimum Offering Requirement described in our prospectus, dated September 18, 2008, as amended and supplemented. Having satisfied our Minimum Offering Requirement, the offering proceeds were released by the escrow agent to us on January 2, 2009 and we have proceeded to commence operations. Following the sales of common stock noted above, net of commissions, dealer manager fees and the reimbursement of our investment adviser for organizational and offering expenses pursuant to our investment advisory and administrative services agreement, we had total cash on hand of approximately $3.55 million as of January 8, 2009.

In connection with satisfying the Minimum Offering Requirement and the commencement of our operations, we will begin accruing the management fee which will be payable on a quarterly basis to FB Income Advisor, LLC, our investment adviser, and is calculated at an annual rate of 2.0% of our average gross assets and any incentive fees, as applicable, payable on a quarterly basis. See “Investment Advisory and Administrative Services Agreement” in our prospectus, dated September 18, 2008, as amended or supplemented, for a discussion of fees payable to our investment adviser.

Initial Investments

The credit markets, already weakened by the global financial crisis, experienced a severe, worldwide disruption beginning in September 2008 with the collapse or government rescue of several leading financial institutions. As a result, the landscape for investing in the debt securities of private U.S. corporations has changed dramatically. Prior to the onset of the financial crisis, collateralized loan obligations (“CLOs”), a type of leveraged investment vehicle holding corporate loans, hedge funds and other highly leveraged investment vehicles comprised the majority of the market for purchasing and holding senior secured and second lien loans. As the secondary market pricing of the loans underlying these portfolios began to deteriorate in October 2008, it is our understanding that many legacy investors, as a result of their generally high degrees of leverage, were forced to raise cash by selling their holdings in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders. We believe that widespread redemption requests and other constraints resulting from the credit crisis created further selling pressure in the secondary market. The result, we believe, has been a market for senior secured and second lien loans with many forced sellers and few well-capitalized buyers. Presently, this imbalance, marked by a cycle of price declines, forced sales, and further price declines, has resulted in what we see as attractive secondary market opportunities for senior secured and second lien loan interests, particularly in the largest, more actively-traded debt issues.

Given current market conditions, it is our view that, at this time, secondary market opportunities in the loans of larger private U.S. companies, rather than small and middle market issuers, provide us and our investors with more attractive investment opportunities. In addition, loans of larger private corporate issuers, which are generally available in smaller increments than loans of small and middle market companies, enable us to better diversify our investments as we begin operations. In keeping with the best interests of our stockholders, we will continue to evaluate our investment focus, including the size of our targeted issuers and the type of loans in which we seek to invest, as market conditions develop. Over time as we build our portfolio and depending on market conditions, we expect to maintain our focus on small and middle market issuers.

From January 6, 2009 through January 9, 2009, via secondary market transactions, we entered into agreements to purchase, at a weighted average purchase price of 66.7% of face value, investments in the senior secured loans and second lien loans of six private U.S. companies with average EBITDA (a non-GAAP measure commonly used by lenders to evaluate a company’s profitability) of $1,435 million. Presently, the weighted average credit rating of our portfolio is B2 based on the Moody’s scale, and our estimated gross annual portfolio yield is 16.3%.

Security	Industry	Cost	Par Value
Senior Secured Debt—First Lien
Sungard Data Systems Inc, L+375, 2/28/14	Software Services	$437,500	$500,000
Dex Media West LLC, L+400, 10/24/14	Printing and Publishing	$480,000	$1,000,000
Texas Competitive Electric Holdings (TXU Corp), L+350, 10/10/14	Utility	$740,000	$1,000,000
First Data Corporation, L+275, 9/24/14	Merchant Processing	$352,500	$500,000

Senior Secured Debt—Second Lien
Asurion Corp, L+650, 7/7/15	Insurance	$605,000	$1,000,000
Bresnan Communications LLC, L+450, 3/29/14	Broadcast and Entertainment	$720,000	$1,000,000

		$3,335,000	$5,000,000

Discussion of the Company’s Expected Operating Plans

This supplement adds the following paragraph to the end of the section entitled “Discussion of the Company’s Expected Operating Plans – Financial Condition, Liquidity and Capital Resources” on page 47 of the Prospectus.

The North American Securities Administrators Association, in its Omnibus Guidelines Statement of Policy adopted on March 29, 1992 and as amended on May 7, 2007 and from time to time, requires that our sponsors have an aggregate financial net worth, exclusive of home, automobiles and home furnishings, of 5.0% of the first $20 million of both the gross amount of securities currently being offered in this offering and the gross amount of any originally issued direct participation program securities sold by our sponsors within the past 12 months, plus 1.0% of all amounts in excess of the first $20 million. Based on these requirements, our sponsors have an aggregate financial net worth of at least $15.8 million.

Management

This supplement revises the section entitled “Management—Committees of the Board of Directors” on page 76 of the Prospectus to include the following:

Valuation Committee

On December 19, 2008, our Board of Directors formed the Valuation Committee composed of Messrs. Frank, Heller, Mendelson and Stahlecker, a majority of whom are independent. Mr. Stahlecker will serve as chairman of the Valuation Committee. The Valuation Committee establishes guidelines and makes recommendations to our Board of Directors regarding the valuation of our loans and investments.

Investment Advisory and Administrative Services Agreement

Description of Our Securities

This supplement revises the sections entitled “Investment Advisory and Administrative Services Agreement – Indemnification” and “Description of Our Securities – Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses” on pages 87 and 96 of the Prospectus, respectively, as follows:

The indemnification or agreement to hold FB Income Advisor, LLC, harmless for any loss or liability suffered by us is only recoverable out of our net assets and not from our stockholders.

Suitability Standards

This supplement revises the section entitled “Suitability Standards” on page 116 of the Prospectus to include the following:

Alabama—Investors must have a net worth of at least 10 times their investment in us and other similar programs.

Massachusetts—In addition to the suitability standards above, the Commonwealth of Massachusetts requires that each Massachusetts investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth.

Michigan—In addition to the suitability standards above, the State of Michigan requires that each Michigan investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth.

Form of Subscription Agreement

This supplement replaces in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the “Shares”) of FS Investment Corporation, a Maryland corporation (sometimes referred to herein as the “Company”) set forth below.

1. INVESTMENT
☐ Initial Investment - OR -

Amount Of Subscription: $	☐ Additional Investment in this Offering (minimum of $500)

(minimum initial investment is $5,000)	☐ Shares are being Purchased net of commissions (purchase pursuant to a wrap fee arrangement or by a registered representative on his/her own behalf)

2. TYPE OF OWNERSHIP (select only one)

☐ Individual (one signature required)	☐ Custodial Arrangement (owner and custodian signature required)

☐ Joint Tenants with Right of Survivorship (all parties must sign)	☐ IRA	☐ Roth IRA	☐ SEP	☐ KEOGH

☐ Community Property (all parties must sign)	☐ OTHER

☐ Tenants in Common (all parties must sign)	Name of Custodian

☐ Uniform Gift to Minors Act State of (custodian signature required)	Mailing Address

☐ Uniform Transfer to Minors Act State of (custodian signature required)	City		State	Zip

☐ Qualified Pension or Profit Sharing Plan (include Plan Documents)	Custodian Information (to be completed by custodian above)

☐ Trust (include title and signature pages)	Custodian Tax ID #

☐ Corporation (include Corporate Resolution; authorized signature required)	Custodian Account #

☐ Partnership (include Partnership Agreement; authorized signature required)	Custodian Phone #

☐ Other (specify and include title and signature pages)

3. INVESTOR INFORMATION (You must include a permanent street address even if your mailing address is a P.O. Box.)
Individual/Beneficial Owner (Please print name(s) to whom Shares are to be registered)
First Name	Middle Name		Last Name
Social Security Number				Date of Birth
Street Address		City		State	Zip Code
If Not a US Citizen, Specify Country of Citizenship				Daytime Phone Number

Joint Owner/Minor
First Name	Middle Name		Last Name
Social Security Number				Date of Birth
Street Address and/or PO Box		City		State	Zip Code
If Not a US Citizen, Specify Country of Citizenship				Daytime Phone Number

3. INVESTOR INFORMATION (continued)
Trust
Name of Trust	Date of Trust
Name(s) of Trustee(s)
Taxpayer Identification Number
Name of Beneficial Owner(s)
Beneficial Owner(s) Street Address		City		State	Zip Code
Social Security Number	Date of Birth		Occupation

Corporation/Partnership/Other
Entity Name	Tax ID Number			Date of Entity Formation
Name(s) of Officer(s), General Partner or other Authorized Person(s)

4. DISTRIBUTIONS
I hereby subscribe for Shares of FS Investment Corporation and elect the distribution option indicated below: (IRA accounts may not direct distributions without the custodian’s approval)
☐ I choose to participate in FS Investment Corporation’s Distribution Reinvestment Plan.*	☐ I choose to have distributions deposited in a checking, savings or brokerage account.**	☐ I choose to have distributions mailed to me at the address listed in Section 3.	☐ I choose to have distributions mailed to me at the following address:

*      Each investor that elects to have his or her distributions reinvested in the FS Investment Corporation’s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

** Please attach a pre-printed, voided check.

I authorize FS Investment Corporation or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify FS Investment Corporation in writing to cancel it. In the event that FS Investment Corporation deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit.

Name of Financial Institution	Mailing Address
City	State	Zip Code
Your Bank’s ABA Routing Number	Your Account Number	Account Type
		☐ Checking	☐ Savings	☐ Brokerage
The deposit services above cannot be established without a pre-printed, voided check. For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.
Signature of Individual/Trustee/Beneficial Owner		Signature of Joint Owner/Co-Trustee

5. ELECTRONIC DELIVERY OF DOCUMENTS

☐      In lieu of receiving documents by mail, I authorize FS Investment Corporation to make available on its website at www.fsinvestmentcorp.com its quarterly reports, annual reports, proxy statements, prospectus supplements or other reports required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. (Any investor who elects this option must provide an e-mail address below.)

E-Mail Address:

6. SUBSCRIBER SIGNATURES

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the fund to accept this subscription, I (we) hereby represent and warrant that:

	Owner	Joint Owner
(a) I (we) have received a Prospectus for the Company relating to the Shares, wherein the terms and conditions of the offering are described and agree to be bound by the terms and conditions therein.	Initials	Initials

(b)    I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.”

	Initials	Initials

(c) I am (we are) purchasing Shares for my (our) own account.	Initials	Initials

(d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.	Initials	Initials

(e)    If I am (we are) a resident of Kentucky, I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $300,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $85,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $85,000 annual gross income. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.

	Initials	Initials

(f) If I am (we are) a resident of Alabama, I (we) certify that this investment does not exceed 10% of my (our) liquid net worth.	Initials	Initials

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you hereby acknowledge receipt of the Prospectus of the Company dated September 18, 2008 not less than five (5) business days prior to the signing of this Subscription Agreement. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion.

You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 30 days from the date your subscription is received, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus. Residents of the States of Maine, Massachusetts, Minnesota, Missouri, Nebraska and Ohio who first received the Prospectus only at the time of subscription may receive a refund of the subscription amount upon request to the Company within five business days of the date of subscription.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

Printed Name of Owner or Authorized Person	Printed Name of Joint Owner or Authorized Person

Signature of Owner or Authorized Person	Signature of Joint Owner or Authorized Person

Date / /	Date / /

7. FINANCIAL ADVISOR (Please read and complete the following)

The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor’s prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing FS Investment Corporation and the tax consequences of purchasing and owning Shares. The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he has complied with and has followed all applicable policies and procedures under his firm’s existing Anti-Money Laundering Program and Customer Identification Program.
Broker-Dealer		Financial Advisor Name
Advisor Street/P.O. Box
City	State	Zip Code
Advisor Number	Branch Number	Telephone Number
Email Address		Fax Number
Financial Advisor Signature			Date
Principal Signature (if required by Broker/Dealer)			Date

8. INVESTMENT INSTRUCTIONS

☐      By Mail – Checks should be made payable to “UMB Bank, N.A., as escrow agent for FS Investment Corporation” or, after the Company meets the minimum offering requirements, checks should be made payable to “UMB Bank, N.A., as agent for FS Investment Corporation”.

☐ By Wire Transfer – UMB Bank, N.A., ABA Routing #101000695, FS Investment Corporation, Account #9871737365. Forward this subscription agreement to the address listed below.
☐ By Asset Transfer
☐ Custodial Accounts – Forward this Subscription Agreement directly to the custodian.
Mailing Instructions FS Investment Services c/o DST Systems Inc. (877) 628-8575
Regular Mail P.O. Box 219095 Kansas City, MO 64121-9095	Express/Overnight Delivery 430 W. 7th Street Kansas City, MO 64105

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APPENDIX A TO SUBSCRIPTION AGREEMENT

NOTICE TO STOCKHOLDER OF ISSUANCE OF UNCERTIFICATED SHARES OF COMMON STOCK Containing the Information Required by Section 2-211 of the Maryland General Corporation Law

To:	Stockholder
From:	FS Investment Corporation

Shares of Common Stock, $0.001 par value per share

FS Investment Corporation, a Maryland corporation (the “Corporation”), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the “Shares”) that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The Shares do not have physical certificates. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you of certain information relating to the Shares. All capitalized terms not defined herein have the meanings set forth in the Corporation’s Charter, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of Shares of the Corporation on request and without charge. Requests for such a copy may be directed to the Secretary of the Corporation at its principal office.

The Corporation has the authority to issue shares of stock of more than one class. Upon the request of any stockholder, and without charge, the Corporation will furnish a full statement of the information required by Section 2-211 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the shares of each class of stock which the Corporation has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set, and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of the Corporation at its principal office.

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